Convertible Notes Payable (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended				12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended			0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended							9 Months Ended				0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 31, 2013 Pre Split [Member]	Oct. 10, 2014 Subsequent Event [Member]	Oct. 03, 2014 Subsequent Event [Member]	Jan. 01, 2014 Subsequent Event [Member]	Feb. 04, 2008 Notes C-1 [Member]	Dec. 31, 2013 Notes C-1 [Member]	Jul. 13, 2013 Notes C-1 [Member]	Jul. 13, 2013 Notes C-1 [Member] Post Split [Member]	Feb. 15, 2008 Notes C-2 [Member]	Dec. 31, 2013 Notes C-2 [Member]	Jul. 13, 2013 Notes C-2 [Member]	Jul. 13, 2013 Notes C-2 [Member] Post Split [Member]	Mar. 18, 2008 Notes C-3 [Member]	Dec. 31, 2013 Notes C-3 [Member]	Dec. 31, 2013 Notes C-3 [Member] Post Split [Member]	Jan. 01, 2014 Notes C-4 [Member]	Nov. 08, 2013 Notes C-4 [Member]	Aug. 15, 2013 Notes C-4 [Member]	Dec. 31, 2013 Notes C-4 [Member]	Jul. 13, 2013 Notes C-5 [Member]	Aug. 31, 2011 Notes C-5 [Member]	Dec. 31, 2013 Notes C-5 [Member]	Dec. 31, 2013 Notes C-5 [Member] Post Split [Member]	Nov. 08, 2013 Notes C-6 [Member]	Dec. 31, 2013 Notes C-6 [Member]	Dec. 31, 2012 Notes C-6 [Member]	Mar. 18, 2008 Note C-1[Member]	Sep. 30, 2014 Note C-1[Member]	Jun. 02, 2014 Note C-2 [Member]	Aug. 15, 2008 Note C-2 [Member]	Sep. 30, 2014 Note C-2 [Member]	Sep. 30, 2014 Note C-2 [Member]	Mar. 18, 2014 Note C-3 [Member]	Jun. 30, 2014 Note C-3 [Member]	Jun. 20, 2014 Note C-4 [Member]	Sep. 30, 2014 Note C-4 [Member]	Nov. 08, 2013 Note C-4 [Member] Warrant [Member]	Sep. 30, 2014 Note C-5 [Member]	Jun. 18, 2014 Note C-5 [Member]	May 23, 2014 Note C-6 [Member]	Sep. 30, 2014 Note C-6 [Member]	Nov. 08, 2013 Note C-6 [Member]	Jun. 24, 2014 Note C-7 [Member]	Sep. 30, 2014 Note C-7 [Member]	Apr. 03, 2014 Note C-8 [Member] Other Note [Member]	Mar. 11, 2014 Note C-8 [Member] Other Note [Member]	Apr. 29, 2014 Note C-9 [Member] Other Note [Member]	Mar. 26, 2014 Note C-9 [Member] Other Note [Member]	Apr. 29, 2014 Note C-10 [Member] Other Note [Member]	Mar. 26, 2014 Note C-10 [Member] Other Note [Member]	Jul. 30, 2014 Note C-11 [Member]	Sep. 30, 2014 Note C-11 [Member]	Jul. 30, 2014 Note C-11 [Member] Cash [Member]	Jul. 30, 2014 Note C-11 [Member] Escrow [Member]	Jul. 30, 2014 Note C-11 [Member] Pay Down Note [Member]	Aug. 12, 2014 Note C-12 [Member]	Sep. 30, 2014 Note C-12 [Member]	Aug. 29, 2014 Note C-13 [Member]	Sep. 30, 2014 Note C-13 [Member]	Jul. 30, 2014 Note C-14 [Member]	Sep. 30, 2014 Note C-14 [Member]	Jul. 11, 2014 Note C-15 [Member]	Sep. 30, 2014 Note C-15 [Member]	Jul. 09, 2014 Note C-16 [Member]	Sep. 30, 2014 Note C-16 [Member]	Jul. 30, 2014 Note C-17 [Member]	Sep. 30, 2014 Note C-17 [Member]	Jul. 14, 2014 Note C-18 [Member]	Sep. 30, 2014 Note C-18 [Member]	Sep. 12, 2014 Note C-19 [Member]	Sep. 30, 2014 Note C-19 [Member]	Jul. 07, 2014 Note C-20 [Member]
Convertible Notes Payable (Textual)
Convertible promissory note, value														$ 88,000				$ 20,000			$ 250,000					$ 250,000	$ 20,000				$ 37,375			$ 250,000			$ 250,000			$ 70,000	$ 11,500		$ 28,000		$ 9,500	$ 9,500	$ 42,500	$ 42,500	$ 37,375	$ 32,500	$ 32,500		$ 15,000		$ 5,000		$ 2,000		$ 200,000				$ 32,500	$ 32,500	$ 32,500	$ 32,500	$ 35,000		$ 35,000	$ 35,000	$ 70,000	$ 70,000	$ 13,750	$ 13,750	$ 50,000	$ 50,000	$ 75,000	$ 75,000	$ 10,000
Interest rate per annum													8.00%				8.00%				8.00%					9.00%			6.00%					8.00%			9.00%										8.00%			8.00%			0.00%		0.00%		0.00%						8.00%		8.00%		8.00%		8.00%		8.00%		10.00%		8.00%		6.00%
Maturity date													Feb. 04, 2011				Feb. 15, 2011				Mar. 18, 2011								Aug. 31, 2014					Mar. 18, 2011						Jun. 18, 2014							Feb. 28, 2015			Mar. 24, 2015			Apr. 01, 2014		Jun. 26, 2014		Jun. 26, 2014						Oct. 12, 2014		Oct. 29, 2014		Jul. 01, 2015		Jul. 11, 2015		Jul. 09, 2015		Jul. 01, 2015		Jul. 14, 2015		Sep. 12, 2015		Dec. 31, 2014
Conversion price, per share													$ 1,872				$ 1,872				$ 1,872	$ 1,872							$ 1.872	$ 1,872				$ 1,872							$ 0.0001					$ 0.0001
Note conversion, description													The principal amount and accrued interest shall be converted into shares of common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the ''Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (''Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company.				The principal amount and accrued interest shall be converted into common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the "Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following ("Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company.				The principal amount and accrued interest shall be converted into common stock of the Company upon the first to occur of the following events and the Company shall provide a written notice to the note holder of the occurrence of any such conversion event ("Conversion Notice"): (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the ''Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (''Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than sixty-five percent (65%) of the voting rights of the Company.								The principal amount and accrued interest shall be converted into shares of common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the ''Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (''Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company.		The term "Conversion Price" shall mean a 40% discount of the lowest reported sale price of the common stock for the 20 trading days immediately prior to (i) the date of the Purchase Agreement, or (ii) the Voluntary Conversion Date. As of December 31, 2013 this note has not been converted or repaid.				The principal amount and accrued interest shall be converted into common stock of the Company upon the first to occur of the following events and the Company shall provide a written notice to the note holder of the occurrence of any such conversion event ("Conversion Notice"): (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the "Next Financing Closing") which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following ("Change of Control"): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than sixty-five percent (65%) of the voting rights of the Company.				Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's next issued series of preferred stock for not less than $1,500,000 at the per share price. Interest will either be paid or converted at the option of the holder; or (ii) in the event that the conversion in (i) does not occur by August 30, 2010, then the holder will have the option of converting the note into the requisite number of units of the Company's preferred stock. The conversion price will be determined by the Company immediately prior to the time of conversion.				The term "Conversion Price" shall mean a 40% discount of the lowest reported sale price of the common stock for the 20 trading days immediately prior to (i) the date of the Purchase Agreement, or (ii) the Voluntary Conversion Date.					Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.			Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.								Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 85% multiplied by the Market Price. The Market Price means the average of the lowest Five Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.					Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.		Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company's common stock at a conversion price of 65% multiplied by the Market Price which represents a 35% discount. The Market Price means the average of the lowest ten days Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.
Revolving line of credit																																																										200,000		39,252	41,848	70,000
Revolving line of credit, maximum draw amount																																																										5,000,000
Revolving line of credit, interest rate																																																										12.00%
Legal fees																																																										48,900
Discount on convertible debt																								4,875							4,875						200,000						16,554		7,125			38,452			16,286								9,796					9,070		15,646				35,000		67,293		0		50,000		26,437
Convertible notes, Advance																								30,000							30,000
Accrued Interest																											8,780
Interest Expense related to convertible notes			35,761	45,715
Common stock per share					$ 126			$ 0.63					$ 1,872									$ 1,872
Next financing closing, description													The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before August 4, 2008, 90% if the Next Financing Closing occurs after August 4, 2008 but on or before August 4, 2009, 85% if the Next Financing Closing occurs after August 4, 2008 but on or before February 4, 2010, or 80% if the Next Financing Closing occurs after February 4, 2010.				The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before August 15, 2008, 90% if the Next Financing Closing occurs after August 15, 2008 but on or before August 15, 2009, 85% if the Next Financing Closing occurs after August 15, 2008 but on or before February 15, 2010, or 80% if the Next Financing Closing occurs after February 15, 2010.				The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before September 18, 2008, 90% if the Next Financing Closing occurs after September 18, 2008 but on or before September 18, 2009, 85% if the Next Financing Closing occurs after September 18, 2009 but on or before March 18, 2010, or 80% if the Next Financing Closing occurs after March 18, 2010.			The Principal Amount outstanding shall be due and payable on the date that is 18 months from the Issuance Date.					The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before February 29, 2012, 90% if the Next Financing Closing occurs after February 29, 2012 but on or before February 28, 2013, 85% if the Next Financing Closing occurs after February 28, 2013 but on or before August 31, 2013, or 80% if the Next Financing Closing occurs after August 31, 2013.		The Principal Amount outstanding shall be due and payable on the date that is 18 months from the Issuance Date.				The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before September 18, 2008, 90% if the Next Financing Closing occurs after September 18, 2008 but on or before September 18, 2009, 85% if the Next Financing Closing occurs after September 18, 2009 but on or before March 18, 2010, or 80% if the Next Financing Closing occurs after March 18, 2010.
Convertible promissory note agreements, Total									25,276	37,350		88,000				20,000				250,000					250,000			20,000
Minimum new capital investment required													500,000				500,000				500,000													500,000			1,500,000
Unpaid principal amount, Interest rate																										15.00%											15.00%			22.00%							22.00%			22.00%													22.00%														16.00%
Common stock shares, Split															2,063				468
Convertible notes, Interest expense																								2,500							2,500	48,415	59,117
Right to convert upon written notice terms, Description																										The principal then due under the note on the following terms: (i) automatically into the Company's next issued series of preferred stock for not less than $1,500,000 at the per share price. Interest will either be paid or converted at the option of the holder; or (ii) in the event that the conversion in (i) does not occur by August 30, 2010, then the holder will have the option of converting the note into the requisite number of units of the Company's preferred stock.
Common stock issued for partial conversion of debt, Shares											1,700,000												1,700,000															122,218
Common stock issued for partial conversion of debt, Value											50,000												50,000															367,046,966
Common stock issued for the conversion of debt	504,997				210,362																															14,962						9,375
Common stock issued for the conversion of debt, Shares	567,572,283										230,000																									2,992,440						1,250,000	36,291,360	59,325								150,000		10,000		16,667																					10,000,000		1,515,000
Exercise price of warrants					$ 126		$ 126																	$ 126							$ 126
Interest expense	$ (50,210)	$ (15,393)	$ (149,656)	$ (49,439)	$ (79,433)	$ (78,822)